RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Total	Rp 341	Rp 353
% of total property and equipment purchased	1.16%	0.96%
Entities under common control
Transactions with related parties
Total	Rp 59	Rp 80
% of total property and equipment purchased	0.20%	0.22%
Others (each below Rp75 billion)
Transactions with related parties
Total	Rp 282	Rp 273
% of total property and equipment purchased	0.96%	0.74%
Kopegtel
Transactions with related parties
Total	Rp 161	Rp 158
% of total property and equipment purchased	0.55%	0.43%
Others
Transactions with related parties
Total	Rp 121	Rp 115
% of total property and equipment purchased	0.41%	0.31%